Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 8,612	$ 8,622
Less: allowance for doubtful accounts	(1,282)	(1,342)
Accounts receivable, net	$ 7,330	$ 7,280